SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Interest income	$ 12,117,382	$ 12,707,194	$ 13,176,256	$ 13,612,790	$ 13,410,827	$ 13,663,082	$ 14,010,747	$ 14,623,636	$ 51,613,622	$ 55,708,292	$ 60,252,673
Interest expense	1,406,250	1,545,575	1,687,527	1,805,452	1,963,062	2,015,743	2,189,946	2,509,051	6,444,804	8,677,801	12,951,305
Net interest income	10,711,132	11,161,619	11,488,729	11,807,338	11,447,765	11,647,339	11,820,801	12,114,585	45,168,818	47,030,491	47,301,368
Provision for loan losses	6,850,000	1,800,000	1,375,000	2,065,000	2,950,000	3,000,000	5,500,000	3,000,000	12,090,000	14,450,000	14,800,000
Net interest income after provision for loan losses	3,861,132	9,361,619	10,113,729	9,742,338	8,497,765	8,647,339	6,320,801	9,114,585	33,078,818	32,580,491	32,501,368
Non-interest income	4,504,483	4,913,580	4,635,892	4,716,128	4,631,462	4,102,096	3,554,725	3,415,425	18,770,083	15,703,708	12,997,805
Non-interest expense	9,481,956	8,797,381	9,105,717	9,858,192	9,327,727	8,790,391	7,941,739	8,131,427	37,243,246	34,191,284	34,284,589
Income before income taxes	(1,116,341)	5,477,818	5,643,904	4,600,274	3,801,500	3,959,044	1,933,787	4,398,583	14,605,655	14,092,915	11,214,584
Income tax expense	(537,326)	1,869,647	1,991,730	1,472,545	1,129,145	1,212,795	564,780	1,356,507	4,796,596	4,263,227	3,149,807
Net income	(579,015)	3,608,171	3,652,174	3,127,729	2,672,355	2,746,249	1,369,007	3,042,076	9,809,059	9,829,688	8,064,777
Income available to common shares	$ (941,895)	$ 3,262,705	$ 3,246,407	$ 2,722,270	$ 2,541,903	$ 2,228,000	$ 851,149	$ 2,524,606	$ 8,289,487	$ 8,145,658	$ 5,998,761
Earnings per common share - basic (in dollars per share)	$ (0.09)	$ 0.30	$ 0.30	$ 0.25	$ 0.24	$ 0.21	$ 0.08	$ 0.24	$ 0.76	$ 0.76	$ 0.57
Earnings per common share - diluted (in dollars per share)	$ (0.08)	$ 0.29	$ 0.29	$ 0.25	$ 0.23	$ 0.20	$ 0.08	$ 0.23	$ 0.74	$ 0.74	$ 0.55
Weighted average common shares outstanding - basic (in shares)	10,922,253	10,914,913	10,916,522	10,815,633	10,742,660	10,709,072	10,659,123	10,605,620	10,892,136	10,679,091	10,543,316
Weighted average common shares outstanding - diluted (in shares)	11,124,759	11,147,049	11,136,801	11,066,355	11,019,007	11,121,025	11,132,612	11,004,706	11,132,941	10,993,862	10,987,605